Organization and Principal Activities - Schedule of VIEs Consolidated Financial Statements (Details) - Variable Interest Entity [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total current assets	$ 48,594	$ 40,336
Total non-current assets	9,986	30,116
Total assets	58,580	70,452
Total current liabilities	275,028	171,625
Total non-current liabilities	3,631	8,842
Total liabilities	$ 278,659	$ 180,467